Changes in Accumulated Other Comprehensive Income for Foreign Currency Translation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 199,807	$ 159,040
Foreign currency translation	2,133	5,002
Current period comprehensive income	2,133	5,002
Balance	145,895	199,807
Accumulated Other Comprehensive Income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(2,120)	(7,122)
Balance	$ 13	$ (2,120)